Other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other non-current liabilities
Summary of other non-current liabilities

	As of December 31,
	2021	2022
	RMB’000	RMB’000

Redemption liabilities (Note)	8,612	9,760